Schedule of liquidity by assets / (liabilities) (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 26, 2025
IfrsStatementLineItems [Line Items]
Cash	$ 47,849,067	$ 91,234,090
Client cash deposits	1,501,724	5,615,054
Prepaid expenses	7,440,854	9,596,921
Derivative assets	274,096
Digital assets, digital assets loaned, and digital assets staked	587,744,739	515,586,931
Public investments, at FVTPL	106,857	272,520
Private investments, FVTPL	25,541,805	29,372,628
Other financial assets	21,978,866
Equity investments	95,885,076	131,982,050
Investment in Smart Crypto Fund	10,000,373
Accounts payable and accrued liabilities	(7,421,057)	(9,270,110)
Warrant liability	(3,325,342)	(13,599,316)	$ (4,123,753)
Loan payable	(809,336)	(2,611,009)
Trading liabilities	(14,710,186)	(24,122,640)
ETP holders payable	(643,670,432)	(622,304,667)
Total assets / (liabilities)	128,387,104	108,650,264
Lease liability		(3,102,188)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash	47,849,067	91,234,090
Client cash deposits	1,501,724	5,615,054
Prepaid expenses	7,440,854	9,596,921
Derivative assets	274,096
Digital assets, digital assets loaned, and digital assets staked	580,981,973	482,763,021
Public investments, at FVTPL	106,857	272,520
Private investments, FVTPL
Other financial assets	21,978,866
Equity investments	75,157,940	75,411,946
Investment in Smart Crypto Fund	10,000,373
Accounts payable and accrued liabilities	(7,421,057)	(9,270,110)
Warrant liability
Loan payable	(809,336)	(2,611,009)
Trading liabilities	(14,710,186)	(24,122,640)
ETP holders payable	(643,670,432)	(622,304,667)
Total assets / (liabilities)	78,680,739	6,031,153
Lease liability		(553,973)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Cash
Client cash deposits
Prepaid expenses
Derivative assets
Digital assets, digital assets loaned, and digital assets staked	6,762,766	32,823,910
Public investments, at FVTPL
Private investments, FVTPL	25,541,805	29,372,628
Other financial assets
Equity investments	20,727,136	56,570,104
Investment in Smart Crypto Fund
Accounts payable and accrued liabilities
Warrant liability	(3,325,342)	(13,599,316)
Loan payable
ETP holders payable
Total assets / (liabilities)	$ 49,706,365	102,619,111
Lease liability		$ (2,548,215)